Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income:
Gains on disposal of premises and equipment	[1]	¥ 2,583	¥ 5,145	¥ 8,225
Total	[2]	3,458,900	3,429,800	3,366,500
Expenses:
Interest expense		1,271,381	1,313,476	889,936
Equity in undistributed net income (loss) of subsidiaries	[1]	34,012	29,172	24,342
Income tax expense (benefit)		47,175	9,335	237,604
Net income attributable to MHFG shareholders		150,195	84,471	577,608
Parent Company
Income:
Management fees from subsidiaries		38,004	39,292	47,945
Interest income on loans and discounts		123,354	106,920	68,869
Gains on disposal of premises and equipment		10,866
Other income		7,088	9,575	52,672
Total		215,986	446,903	425,530
Expenses:
Operating expenses		38,951	40,680	38,661
Interest expense		126,516	110,861	74,227
Other expense		25,313	59,049	28,123
Total		190,780	210,590	141,011
Equity in undistributed net income (loss) of subsidiaries		130,930	(173,142)	309,210
Income before income tax expense		156,136	63,171	593,729
Income tax expense (benefit)		5,941	(21,300)	16,121
Net income attributable to MHFG shareholders		150,195	84,471	577,608
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		23,824	267,724	227,057
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 12,850	¥ 23,392	¥ 28,987

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Total revenue is comprised of Interest and dividend income and Noninterest income.